Depreciation Amortization and Impairment by Per Function - Summary of Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization	$ (51,874)	$ (48,600)	$ (27,222)
Total depreciation/amortization/impairment by function	(51,874)	(48,600)	(32,192)
Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(33,028)	(32,434)	(20,177)
Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(13,501)	(13,089)	(9,815)
Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(5,345)	(3,077)	(2,200)
Cost of Goods Sold
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(38,838)	(39,799)	(22,231)
Cost of Goods Sold | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(30,868)	(31,372)	(16,337)
Cost of Goods Sold | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(7,970)	(8,427)	(5,894)
Research and Development Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(1,507)	(765)	(429)
Research and Development Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(1,060)	(490)	(294)
Research and Development Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(323)	(186)	(58)
Research and Development Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(124)	(89)	(77)
Selling, General and Administrative Expenses
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(11,529)	(8,036)	(9,532)
Selling, General and Administrative Expenses | Property, plant and equipment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(1,100)	(572)	(3,546)
Selling, General and Administrative Expenses | Right-of-use assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	(5,208)	(4,476)	(3,863)
Selling, General and Administrative Expenses | Intangible assets
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Total depreciation/amortization/impairment by function	$ (5,221)	$ (2,988)	$ (2,123)